Inventory, net	12 Months Ended
Sep. 30, 2020
Inventory, net
Inventory, net

Note 4 — Inventory, net

Inventory consisted of the following:

	September 30,	September 30,
	2020	2019
Raw materials	$563,772	$1,415,226
Packaging materials	39,628	31,829
Finished goods	—	12,192
Less: allowance for inventory reserve	(19,761)	—
Total	$583,639	$1,459,247